ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

15.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Salaries and welfare payables	232,927	252,773
Payables for purchase of property and equipment	124,333	108,404
Accrued expenses	111,877	162,930
Current portion of operating lease liabilities	16,103	36,764
VAT and other tax payables	28,563	15,315
Advances from employees	2,923	2,309
Total	516,726	578,495